PLANT AND EQUIPMENT, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Buildings and Improvements Gross Collateral To Bank Loan		¥ 34,041			¥ 20,565
Depreciation	¥ 9,116	10,226	¥ 9,840
Carrying amount of plant and equipment sold		5,652		$ 830	¥ 5,652
Cash consideration		26,000
Impairment on plant and equipment	¥ 24,012	4,213
Third Party [Member]
Carrying amount of plant and equipment sold		6,398
Cash consideration		5,600
Loss of disposal		¥ 798